Green Energy Group, Inc.

1150 S. US Highway 1, Suite 302

Jupiter, FL  33477-7236

VIA EDGAR
                                                   December 13, 2011

Ms. Tamara J. Tangen

Staff Accountant
Division of Corporate Finance
United States Securities and Exchange Commission
Washington, D.C. 20549

    RE: Green Energy Group, Inc.
            Item 4.01 Form 8-K
            File Number: 000-23617
            Filed: November 14, 2011

Dear Ms. Tangen,

This correspondence is in reply to your letter dated November 16, 2011 stating that the company and its management acknowledge that:

*

Green Energy Group, Inc., the company and its management are in possession of all facts relating to a company's disclosure, they are responsible for the accuracy and adequacy of the company's disclosures.

*	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

*	the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In replying to your comments 1 through 5 as restated below:

1. We note that "Green Energy Group, Inc. authorized the termination" of D. Brooks and Associates CPA'S, P.A. Revise to state that the Board of Directors, and not the Company, approved the dismissal and disclose the correct date on which this decision was made. If the correct date of the authorization is indeed October 6, 2010, confirm this date in 2010 in your response.

2. Revise to state whether the former accountant resigned, declined to stand for re-election or was dismissed, as required by Item 304(a)(1)(i) of Regulation S-K. It is not appropriate to use the word "termination."

3. Revise to provide the date on which Brooks was dismissed.

4. Item 304(a)(1)(ii) of Regulation S-K requires a statement of whether the accountant's report on the financial statements for either of the past two years contained an adverse opinion or a disclaimer of opinion or was qualified or modified as to uncertainty, audit scope or accounting principles. Please amend your filing to comply with this requirement.

5. To the extent that you make changes to the Form 8-K to comply with our comments, please obtain and file an updated Exhibit 16 letter from the former accountants stating whether the accountant agrees with the statements made in your revised Form 8-K.

Response to comment 1:

The amended form 8-K has been revised to state the the Board of Directors, and not the Company, approved the dismissal of D. Brooks and Associates, CPA's P.A.  Paragraph 1 of the attached amendment number 1 states October 6, 2010 as the date of resignation of D. Brooks and Associates as the independent audit firm for Green Energy Group, Inc.

Response to comment 2:

Paragraph 1 of the attached amendment number 1 states that on October 6, 2010 D. Brooks and Associates resigned as the independent audit firm for Green Energy Group, Inc.

Response to comment 3:

Paragraph 1 of the attached amendment number 1 states that on October 6, 2010  D. Brooks and Associates resigned as the independent audit firm for Green Energy Group, Inc.  On October 6, 2010 the Company's Board of Directors approved the resignation of Brooks.

Response to comment 4:

The amended paragraph 3 contains reference to Item 304(a)(1)(ii) of Regulation S-K on paragraph as they relate to disagreements with the former accountant.

Response to comment 5:

An updated Exhibit 16 letter has been obtained from the former accountant.

Please feel free to contact either Barney Richmond or Richard Turner by email at barneyarichmond@msn.com.

Sincerely,

/s/ Richard C. Turner
Richard C. Turner
Treasurer
Green Energy Group, Inc.